                                             Institutional Funds Classes E and I
                                                     Institutional Funds Class Y
                                                        LifePoints Funds Class C
                                                        LifePoints Funds Class D
                                                LifePoints Funds Classes E and S
                                                           Russell Funds Class C
                                                   Russell Funds Classes E and S
                                          Tax-Managed Global Equity Fund Class C
                                          Tax-Managed Global Equity Fund Class S

                       FRANK RUSSELL INVESTMENT COMPANY
                     Supplement dated November 17, 2000 to
                        PROSPECTUSES DATED MAY 1, 2000

     The following information restates the expenses of Classes C, E and S Shares of the Short Term Bond Fund under "Annual Fund Operating Expenses" and adds the following footnote in the Frank Russell Investment Company Institutional Funds and Russell Funds Prospectuses listed above:

                        Annual Fund Operating Expenses
                 (expenses that are deducted from Fund assets)
                               (% of net assets)

                                                         Other Expenses
                                                           (including                                                  Total Net
                                                       Administrative Fees   Total Gross Annual                       Annual Fund
                            Advisory   Distribution      and Shareholder        Fund Operating     Fee Waivers and     Operating
                               Fee     (12b-1) Fees      Servicing Fees)           Expenses        Reimbursements      Expenses
                            ---------  -------------   -------------------    ------------------   ---------------    -----------
Class C Shares
 Short Term Bond Fund.....    0.45%        0.75%               0.44%                 1.64%                (0.12)%         1.52%
Class E Shares
 Short Term Bond Fund.....    0.45%        0.00%               0.44%                 0.89%                (0.12)%         0.77%
Class S Shares
 Short Term Bond Fund.....    0.45%        0.00%               0.19%                 0.64%                (0.12)%         0.52%

____________________

+ Effective September 29, 2000, FRIMCo has contractually agreed to waive, at least until September 30, 2001, an amount up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of the average daily net assets of that Fund for the month of October and thereafter on an annual basis.

     The following information restates the costs of investing in Classes C, E and S Shares of the Short Term Bond Fund under "Example" in the Frank Russell Investment Company Institutional Funds and Russell Funds Prospectuses listed above:

                                                              1 Year  3 Years  5 Years  10 Years
                                                              ------  -------  -------  --------
Class C Shares
 Short Term Bond Fund.......................................    $155     $506     $881    $1,934
Class E Shares
 Short Term Bond Fund.......................................    $ 79     $273     $483    $1,087
Class S Shares
 Short Term Bond Fund.......................................    $ 53     $192     $344    $  786

     The following information restates the Total Net Operating Expense Ratio of Class S Shares of the Short Term Bond Fund under "Indirect Expenses" in the Frank Russell Investment Company LifePoints Funds Prospectuses listed above:

                                                   Total Net Operating
   Underlying Fund (Class S Shares)                   Expense Ratios
   -------------------------------                    --------------
   Short Term Bond Fund............................        0.52%

     The following information restates the total direct and indirect operating expense ratio of Classes C, D, E and S Shares of the Conservative Strategy and Moderate Strategy Funds in the Frank Russell Investment Company LifePoints Funds Prospectuses listed above:

                                Class C     Class D     Class E     Class S
                                -------     -------     -------     -------
Conservative Strategy..........  1.67%       1.17%       0.92%       0.67%
Moderate strategy..............  1.78%       1.28%       1.03%       0.78%

     The following information restates the costs of investing in Classes C, D, E and S Shares of the Conservative Strategy and Moderate Strategy Funds under "Example" in the Frank Russell Investment Company LifePoints Funds Prospectuses listed above:

                                        1 Year  3 Years  5 Years  10 Years
                                        ------  -------  -------  --------
Class C Shares
  Conservative Strategy Fund...........   $170     $568   $  992   $2,174
  Moderate Strategy Fund...............    181      602    1,049    2,291
Class D Shares
  Conservative Strategy Fund...........   $119     $414   $  731   $1,629
  Moderate Strategy Fund...............    130      448      788    1,750
Class E Shares
  Conservative Strategy Fund...........   $ 94     $336   $  597   $1,344
  Moderate Strategy Fund...............    105      370      656    1,471
Class S Shares
  Conservative Strategy Fund...........   $ 68     $257   $  462   $1,053
  Moderate Strategy Fund...............     80      292      522    1,183

     The following restates the section entitled "Money Manager Information" for the Equity I, Diversified Equity, Equity II, Special Growth, International, International Securities, Emerging Markets and Short Term Bond Funds in their entirety in each of the Frank Russell Investment Company Prospectuses listed above:

                           MONEY MANAGER INFORMATION

                     Equity I and Diversified Equity Funds

Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY
10105.

Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
94105.

Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202.

Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.

Strong Capital Management, Inc.,  100 Heritage Reserve, Menomonee Falls, WI
53051.

Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwin, PA 19312.

Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400, Boulder, CO 80302.

                       Equity II and Special Growth Funds

CapitalWorks Investment Partners, LLC, 401 West "A" Street, Suite 1675, San Diego, CA 92101.

David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 9212.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA 98101.

TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036-9998.

Westpeak Investment Advisors, L.P., 1011 Walnut Street, Suite 400, Boulder, CO 80302.

                International and International Securities Funds

Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY
10105.

Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V6EE England.

Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL 661102703.

Fidelity Management Trust Company, 82 Devonshire Street, Boston, MA 02109.

J.P. Morgan Investment Management, Inc.,522 Fifth Avenue, 6th Floor, New York, NY 10036.

Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

Montgomery Asset Management, LLC, 101 California Street, 35th Floor, San Francisco, CA 94111.

Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

The Boston Company Asset Management, Inc., One Boston Place, 14th Floor, Boston, MA 02108-4402.

                             Emerging Markets Fund

Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY
10105.

Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London, England EC2A 2NY.

Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

Nicholas-Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego, CA 92101.

Schroders Investment Management North America Limited, 31 Greshman Street, London EC2V 7QA England.

                              Short Term Bond Fund

BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY 10154.

Merganser Capital Management L.P., One Cambridge Center, Suite 402, Cambridge, MA 02142-1611.

Pacific Investment Management Company, LLC, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

STW Fixed Income Management Ltd., 200 East Carrillo Street, Suite 100, Santa Barbara, CA 93101-2143.